Nature of Operations	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Nature of Operations
NOTE 1. NATURE OF OPERATIONS

Cresco Labs Inc. (“Cresco” or the “Company”), formerly known as Randsburg International Gold Corp. was incorporated in the Province of British Columbia under the Company Act (British Columbia) on July 6, 1990. The Company is one of the largest vertically-integrated multi-state cannabis operators in the United States licensed to cultivate, manufacture and sell retail and medical cannabis products primarily through Sunnyside*, Cresco’s national dispensary brand, and third-party retail stores. Employing a consumer-packaged goods approach to cannabis, Cresco’s house of brands is designed to meet the needs of all consumer segments and includes some of the most recognized and trusted national brands including Cresco, High Supply, Mindy’s Edibles, Good News, Remedi, Wonder Wellness Co. and FloraCal Farms. The Company operates in and/or has ownership interests in Illinois, Pennsylvania, Ohio, California, Maryland, Nevada, Arizona, New York, Massachusetts, Michigan and Canada, pursuant to the Illinois Compassionate Use of Medical Cannabis Pilot Program Act and the Illinois Cannabis Regulation and Tax Act, the Pennsylvania Compassionate Use of Medical Cannabis Act, the Ohio Medical Marijuana Control Program, the California Medicinal and
Adult-Use
Cannabis Regulation and Safety Act, the Maryland Medical Marijuana Act, the Nevada Revised Statutes section 453A, the Arizona Medical Marijuana Act, the New York Compassionate Care Act, the Massachusetts Cannabis Control Commission, the Michigan Medical Marihuana Act and the Canada Tobacco and Vaping Products Act, respectively.
On December 30, 1997, the Company changed its name from Randsburg Gold Corporation to Randsburg International Gold Corp. (“Randsburg”) and consolidated its common shares on a five (5) old for one (1) new basis.
On November 30, 2018, in connection with a reverse takeover (the “Transaction”), the Company (i) consolidated its outstanding Randsburg common shares on an 812.63 old for one (1) new basis, and (ii) filed an alteration to its Notice of Articles with the British Columbia Registrar of Companies to change its name from Randsburg to Cresco Labs Inc. and to amend the rights and restrictions of its existing classes of common shares, redesignate such classes as the class of Subordinate Voting Shares (“SVS”) and create the classes of Proportionate Voting Shares (“PVS”), and Super Voting Shares (“MVS”).
Pursuant to the Transaction, among the Company (then Randsburg) and Cresco Labs, LLC (“Cresco Labs”), a series of transactions were completed on November 30, 2018 resulting in a reorganization of Cresco Labs and Randsburg in which Randsburg became the indirect parent and sole voting unitholder of Cresco. The transaction constituted a reverse takeover of Randsburg by Cresco Labs under applicable securities laws. Cresco Labs was formed as a limited liability company under the laws of the state of Illinois on October 8, 2013 and is governed by the
Pre-Combination
LLC Agreement. The
Pre-Combination
LLC Agreement was further amended and restated in connection with the completion of the Transaction.
On December 3, 2018, the Company began trading on the Canadian Securities Exchange under the ticker symbol “CL.” On March 6, 2019, Cresco shares were approved to be quoted on the
Over-the-Counter
Market and is traded under the ticker symbol “CRLBF.” On August 13, 2019, the Company began trading its Euro-denominated shares on the Frankfurt Stock Exchange and is trading under the symbol “6CQ.”
The Company’s head office is located at Suite 110, 400 W Erie St, Chicago, IL 60654. The registered office is located at Suite 2200, 1055 West Hastings Street, Vancouver, BC V6E 2E9.